May 31, 2023

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Equity Funds, Inc.

T. Rowe Price Hedged Equity Fund

T. Rowe Price Hedged Equity Fund—I Class

T. Rowe Price Hedged Equity Fund—Z Class

 File Nos.: 333-04753/811-07639

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Fund’s prospectus and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on May 22, 2023.

The Fund’s prospectus and SAI went effective automatically on May 30, 2023.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman